Financial Instruments and Financial Risk Management - Summary of Detailed Information about Carrying Values of Financial Assets and Liabilities Measured (Detail) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 16,801,380	$ 19,658,269		$ 15,002,578
Financial liabilities	71,884,719	62,104,815		59,689,267
Amortized cost at financial liabilities [member] | Bank indebtedness [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,710,549	3,460,109		976,779
Amortized cost at financial liabilities [member] | Trade payables and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,336,480	12,003,979	[1]	12,693,256	[1]
Amortized cost at financial liabilities [member] | Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,126,175	13,215,601		13,152,300
Amortized cost at financial liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,227,845	1,045,472	[2]	3,945,076	[2]
Amortized cost at financial liabilities [member] | 2019 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,922,383	22,185,170	[3]	19,534,988	[3]
Amortized cost at financial liabilities [member] | 2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	70,542	69,034	[4]	0	[4]
Amortized cost at financial liabilities [member] | Business acquisition payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,398,972		2,439,529
Amortized cost at financial liabilities [member] | Other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0		6,236,415
FVTPL at financial liabilities [member] | 2021 Debentures embedded derivative [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,869	41,506		0
FVTPL at financial liabilities [member] | Warrant liability - business acquisition [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	701,226	709,835		710,924
FVTPL at financial liabilities [member] | Warrant Liabilities Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,359,556	7,975,137		0
FVTPL at financial liabilities [member] | Business acquisition payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,389,094	1,398,972
Amortized cost at financial assets [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,873,021	4,588,057		1,110,889
Amortized cost at financial assets [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,463,718	14,329,781	[1]	11,224,017	[1]
Amortized cost at financial assets [member] | Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,464,641	740,431		2,536,272
FVTPL at financial assets [member] | Derivative asset [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 0		$ 131,400

[1]	1 Excludes amounts for indirect taxes, income taxes and contract asset, where applicable. Note 27 describes credit risk associated with trade receivables including reconciliation of expected credit loss allowance.
[2]	2 Lease liabilities are not subject to classification in the fair value hierarchy.
[3]	3 2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).
[4]	3 2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).